Property, plant and equipment, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 155,800	$ 138,200	$ 126,100
Impairment of non-financial assets	101,027	0	0
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Impairment of non-financial assets	$ 14,300	$ 1,900	$ 0